INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE F - INTANGIBLE ASSETS

In accordance  with ASC 350, “Intangibles — Goodwill and Other”,  goodwill and other intangible assets deemed to have indefinite lives are not amortized,  but are subject to annual impairment tests. We review and evaluate our goodwill and indefinite life intangible assets for potential  impairment at a minimum annually or more frequently if circumstances indicate that impairment is possible.

We determined  the fair value of assets acquired and liabilities assumed using a variety of methods. An income approach based on discounted  cash flows was used to determine the values of our trademarks, certifications, customer relationships and FAA certificates. The assumptions we used to estimate the fair value of our reporting  units are based on historical performance, as well as forecasts used in our current business plan and require considerable  management judgment.

The Company’s goodwill and intangible assets as defined by ASC 350 is related to our subsidiaries, AerSale Component Solutions (“ACS”), Avborne, and the newly acquired ACT, which are included in the TechOps segment, as well as Qwest, which is included under the Asset Management Solutions segment. Goodwill and other intangibles as of December 31, 2020 and December 31, 2019 are:

	2020	2019
Qwest:
FAA Certifications	$724,000	$724,000
Goodwill	13,416,000	13,416,000
ACS:
FAA Certifications	710,000	710,000
Goodwill	379,000	379,000
Avborne:
Trademarks	600,000	600,000
FAA certificates	7,300,000	7,300,000
Goodwill	63,000	63,000
ACT:
Trademarks	200,000	—
FAA Certificates	796,000	—
Goodwill	6,002,000	—
Total intangible assets with indefinite lives	$30,190,000	$23,192,000

The Company performed a quantitative impairment analysis as of July 1, 2020 on the indefinite lived intangible assets and concluded there was no impairments.

As a result of the COVID-19 pandemic and its impact on the aviation industry, AerSale performed a qualitative impairment analysis as of June 30, 2020 on the goodwill for the Asset Management Solutions and TechOps segment and concluded there was no impairment. Additionally, the Company performed a quantitative impairment analysis as of October 1, 2020 and concluded there was no impairment.

Intangible  assets with definite useful lives are amortized  on a straight-line  basis over their estimated useful lives. Intangible  assets with definite lives as of December 31, 2020 and 2019 are as follows:

	Useful Life
	In Years	2020	2019
Qwest:
Customer relationships	10	$8,083,000	$9,058,000
ACS:
Customer relationships	10	90,000	110,000
Avborne:
Customer relationships	10	1,663,000	1,873,000
ACT:
Customer relationships	10	8,198,000	—
Total intangible assets with definite lives		$18,034,000	$11,041,000

Amortization expense was as follows:

	Year ended December 31,
	2020	2019	2018
Amortization expense	$2,108,000	$789,000	$97,000

The estimated aggregate amount    of amortization expense for intangible assets in each fiscal year from 2021 through  2025 is $2,100,000. Accumulated amortization amounted to $2,967,000 and $859,000 as of December 31, 2020 and December 31, 2019, respectively. Goodwill activity for the years ended December 31, 2020 and 2019 consisted of the following:

	Asset
	Management
	Solutions	TechOps	Total
Goodwill as of December 31, 2018	$—	$442,000	$442,000
Additions	13,416,000	—	13,416,000
Goodwill as of December 31, 2019	$13,416,000	$442,000	$13,858,000
Additions	—	6,002,000	6,002,000
Goodwill as of December 31, 2020	$13,416,000	$6,444,000	$19,860,000

Other intangible assets are reviewed at least annually or more frequently if any event or change in circumstance indicates that an impairment may have occurred.